UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.1%
	Consumer Discretionary – 18.3%
405,000	American Eagle Outfitters, Inc.	$7,804,350
112,000	Bright Horizons Family Solutions, Inc.*	10,703,840
95,000	Burlington Stores, Inc.*	11,650,800
195,000	Duluth Holdings, Inc. - Class B*	3,279,900
177,000	Five Below, Inc.*	11,832,450
38,000	LKQ Corp.*	1,500,240
222,000	Ollie's Bargain Outlet Holdings, Inc.*	13,175,700
185,000	Planet Fitness, Inc. - Class A*	6,841,300
94,000	Pool Corp.	12,974,820
		79,763,400
	Consumer Staples – 2.3%
324,000	elf Beauty, Inc.*	5,974,560
165,000	Sprouts Farmers Market, Inc.*	4,250,400
		10,224,960
	Energy – 1.5%
100,000	Matador Resources Co.*	2,886,000
92,000	RSP Permian, Inc.*	3,524,520
		6,410,520
	Financials – 6.2%
133,000	Ameris Bancorp	7,068,950
194,000	Home BancShares, Inc.	4,460,060
93,000	Pinnacle Financial Partners, Inc.	6,003,150
180,000	PRA Group, Inc.*	6,894,000
43,000	Stifel Financial Corp.	2,746,410
		27,172,570
	Health Care – 22.9%
23,000	ABIOMED, Inc.*	6,168,140
134,000	Acadia Healthcare Co., Inc.*	5,105,400
56,000	Adamas Pharmaceuticals, Inc.*	1,369,200
74,000	Aduro Biotech, Inc.*	462,500
212,000	Corcept Therapeutics, Inc.*	3,220,280
129,000	DBV Technologies S.A. - ADR* 1	2,755,440
290,000	Globus Medical, Inc. - Class A*	13,815,600
96,000	La Jolla Pharmaceutical Co.*	2,981,760
98,000	Ligand Pharmaceuticals, Inc. - Class B*	14,885,220
85,000	Nevro Corp.*	6,895,200
256,000	Omnicell, Inc.*	11,174,400
77,000	Pacira Pharmaceuticals, Inc.*	2,410,100
17,000	Penumbra, Inc.*	1,839,400
63,000	Prothena Corp. PLC* 1	2,122,470

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
172,000	Retrophin, Inc.*	$4,303,440
78,000	Sage Therapeutics, Inc.*	12,586,080
62,000	Sarepta Therapeutics, Inc.*	3,891,740
91,000	Supernus Pharmaceuticals, Inc.*	3,539,900
		99,526,270
	Industrials – 16.7%
134,000	A.O. Smith Corp.	8,601,460
325,000	Advanced Disposal Services, Inc.*	7,273,500
181,000	Beacon Roofing Supply, Inc.*	9,576,710
195,000	Colfax Corp.*	6,199,050
54,000	John Bean Technologies Corp.	5,980,500
17,000	Middleby Corp.*	2,044,250
130,000	On Assignment, Inc.*	9,969,700
107,000	Saia, Inc.*	7,773,550
53,000	Watsco, Inc.	8,764,610
337,000	Welbilt, Inc.*	6,675,970
		72,859,300
	Information Technology – 22.2%
57,000	Acacia Communications, Inc.*	2,205,900
80,000	Cavium, Inc.*	7,123,200
161,000	Envestnet, Inc.*	8,871,100
96,000	EPAM Systems, Inc.*	10,859,520
94,000	Euronet Worldwide, Inc.*	7,977,780
115,000	Fortinet, Inc.*	5,804,050
83,000	GrubHub, Inc.*	8,251,030
100,000	Inphi Corp.*	2,775,000
43,000	Littelfuse, Inc.	8,922,500
99,000	MAXIMUS, Inc.	6,631,020
231,000	MaxLinear, Inc. - Class A*	5,250,630
57,000	Silicon Laboratories, Inc.*	5,329,500
74,000	WEX, Inc.*	11,066,700
73,000	Wix.com Ltd.* 1	5,478,650
		96,546,580
	Real Estate – 2.0%
198,000	STAG Industrial, Inc. - REIT	4,508,460
131,000	Terreno Realty Corp. - REIT	4,363,610
		8,872,070
	Technology – 4.0%
116,000	Bottomline Technologies de, Inc.*	4,405,680
207,000	Callidus Software, Inc.*	7,431,300

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
100,000	Mimecast Ltd.* 1	$3,474,000
150,000	Quantenna Communications, Inc.*	2,062,500
		17,373,480
	Total Common Stocks (Cost $290,042,634)	418,749,150

	Mutual Funds – 1.5%
493,434	Oak Ridge International Small Cap Fund - Class I2	6,523,196

	Total Mutual Funds (Cost $5,199,171)	6,523,196

Principal
Amount

	Short-Term Investments – 1.0%
$4,168,291	UMB Money Market II Special, 1.23%	4,168,291

	Total Short-Term Investments (Cost $4,168,291)	4,168,291

	Total Investments – 98.6% (Cost $299,410,096)	429,440,637
	Other Assets in Excess of Liabilities – 1.4%	5,986,981

	Total Net Assets – 100.0%	$435,427,618

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.8%
	Australia – 2.9%
70,462	Appen Ltd.	$568,622
274,267	Costa Group Holdings Ltd.	1,550,807
129,044	Regis Resources Ltd.	428,977
133,492	Sandfire Resources NL	795,249
42,022	Southern Cross Media Group Ltd.	36,065
		3,379,720
	Austria – 0.7%
16,287	Oesterreichische Post A.G.	786,831

	Belgium – 1.4%
97,460	AGFA-Gevaert N.V.*	480,582
18,858	bpost S.A.	641,407
3,942	Cie d'Entreprises CFE	535,731
		1,657,720
	China – 6.9%
1,296,000	Beijing Capital International Airport Co., Ltd. - Class H	1,914,382
1,642,000	China Communications Services Corp. Ltd. - Class H	977,743
603,000	Fu Shou Yuan International Group Ltd.	531,658
230,000	Johnson Electric Holdings Ltd.	912,547
2,344,000	Lonking Holdings Ltd.	979,425
317,000	Melco International Development Ltd.	891,143
2,238,000	Sinotrans Ltd. - Class H	1,243,985
212,000	Vitasoy International Holdings Ltd.	552,626
		8,003,509
	Denmark – 1.4%
16,555	Bavarian Nordic A/S*	669,154
3,105	Rockwool International A/S - B Shares	920,298
		1,589,452
	Faroe Islands – 0.3%
7,753	Bakkafrost P/F	392,691

	Finland – 2.2%
15,107	Finnair OYJ	224,661
79,891	Valmet OYJ	1,714,387
73,795	YIT OYJ	635,139
		2,574,187
	France – 2.1%
29,831	Beneteau S.A.	700,193
95,184	Derichebourg S.A.	858,131
14,178	Metropole Television S.A.	404,394
2,314	Trigano S.A.	414,696
		2,377,414

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Germany – 8.6%
17,871	CTS Eventim A.G. & Co. KGaA	$872,511
140,458	Deutz A.G.	1,317,704
25,264	Hamburger Hafen und Logistik A.G.	621,968
859	Isra Vision A.G.	209,379
24,352	Jungheinrich A.G.	1,191,308
48,228	Leoni A.G.	3,306,592
8,870	Rheinmetall A.G.	1,179,493
15,315	RIB Software S.E.	570,973
942	Siltronic A.G.*	139,283
1,764	XING SE	553,066
		9,962,277
	Gibraltar – 0.7%
192,877	888 Holdings PLC	758,338

	Italy – 2.7%
490,871	Beni Stabili S.p.A. SIIQ - REIT	394,038
29,673	Biesse S.p.A.	1,645,644
54,874	Piaggio & C S.p.A.	157,988
14,358	Reply S.p.A.	861,796
		3,059,466
	Japan – 33.3%
25,600	AOKI Holdings, Inc.	412,210
18,200	Benesse Holdings, Inc.	657,585
140,500	Bic Camera, Inc.	2,124,059
15,200	Cawachi Ltd.	373,678
11,400	cocokara fine, Inc.	743,652
16,600	Daiwabo Holdings Co., Ltd.	692,347
39,500	DIC Corp.	1,430,878
46,000	Doutor Nichires Holdings Co., Ltd.	1,071,803
249,500	FIDEA Holdings Co., Ltd.	453,658
17,300	Fuji Soft, Inc.	655,063
73,100	Geo Holdings Corp.	1,342,171
34,200	Heiwado Co., Ltd.	794,939
105,500	Hokuhoku Financial Group, Inc.	1,506,931
43,300	Ishihara Sangyo Kaisha Ltd.*	623,760
33,200	Iwatani Corp.	1,272,674
268,300	JVC Kenwood Corp.	1,005,858
13,700	Kaga Electronics Co., Ltd.	364,024
59,500	Kanamoto Co., Ltd.	1,887,694
65,300	Kewpie Corp.	1,793,845
49,700	Kohnan Shoji Co., Ltd.	1,172,453
28,600	Komeri Co., Ltd.	828,286

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
90,000	Marudai Food Co., Ltd.	$430,198
211,000	Meidensha Corp.	800,928
5,600	Nanto Bank Ltd.	156,094
20,400	NEC Networks & System Integration Corp.	536,314
25,600	Nishio Rent All Co., Ltd.	818,183
13,700	Nisshin Oillio Group Ltd.	374,167
2,800	Nittetsu Mining Co., Ltd.	188,687
61,500	Okamura Corp.	857,121
76,900	Osaki Electric Co., Ltd.	581,642
27,900	Ryobi Ltd.	767,221
90,500	Saizeriya Co., Ltd.	2,574,324
16,700	Shinko Shoji Co., Ltd.	310,851
180,900	Shinmaywa Industries Ltd.	1,581,889
10,600	St Marc Holdings Co., Ltd.	319,406
18,800	Studio Alice Co., Ltd.	450,023
7,300	T-Gaia Corp.	210,389
13,600	Take And Give Needs Co., Ltd.	135,242
43,700	Toho Holdings Co., Ltd.	1,036,644
106,000	Tsubakimoto Chain Co.	907,053
113,100	UACJ Corp.	2,773,041
25,600	Valor Holdings Co., Ltd.	703,013
21,100	Yuasa Trading Co., Ltd.	739,622
		38,459,620
	Netherlands – 4.2%
41,888	BE Semiconductor Industries N.V.	4,154,562
16,129	Eurocommercial Properties N.V.	658,776
		4,813,338
	Norway – 4.3%
60,092	Salmar A.S.A.	2,145,790
113,890	TGS Nopec Geophysical Co. A.S.A.	2,796,306
		4,942,096
	Singapore – 1.2%
402,200	Hi-P International Ltd.	777,198
486,000	IGG, Inc.	621,015
		1,398,213
	Spain – 1.9%
208,524	Ence Energia y Celulosa S.A.	1,369,894
74,774	Mediaset Espana Comunicacion S.A.	868,608
		2,238,502

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Sweden – 5.2%
65,466	Axfood A.B.	$1,209,817
23,640	Evolution Gaming Group A.B.[1]	1,578,891
81,002	Mycronic A.B.	1,026,294
12,142	Nolato A.B. - B Shares	862,964
40,630	Swedish Orphan Biovitrum A.B.*	670,932
27,849	Wihlborgs Fastigheter A.B.	643,525
		5,992,423
	Switzerland – 3.2%
6,580	Bobst Group S.A.	822,849
3,150	Bucher Industries A.G.	1,333,513
1,485	Inficon Holding A.G.	882,918
3,098	Tecan Group A.G.	649,845
		3,689,125
	United Kingdom – 12.6%
55,818	Bodycote PLC	709,251
96,985	Electrocomponents PLC	839,273
164,478	Fenner PLC	1,081,878
29,532	Greggs PLC	485,831
718,195	Hays PLC	1,915,121
62,112	HomeServe PLC	615,647
64,800	JD Sports Fashion PLC	341,931
234,006	Pagegroup PLC	1,729,918
5,374	Renishaw PLC	357,625
242,145	SSP Group PLC	2,015,097
35,936	Superdry PLC	846,950
333,486	Thomas Cook Group PLC	563,308
107,665	WH Smith PLC	3,005,845
		14,507,675
	Total Common Stocks (Cost $102,255,444)	110,582,597

	Exchange-Traded Funds – 2.3%
	United States – 2.3%
40,000	iShares MSCI EAFE Small-Cap ETF	2,610,400

	Total Exchange-Traded Funds (Cost $2,633,570)	2,610,400

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Principal
Amount		Value

	Short-Term Investments – 4.2%
$4,882,162	UMB Money Market II Special, 1.23%	$4,882,162

	Total Short-Term Investments (Cost $4,882,162)	4,882,162

	Total Investments – 102.3% (Cost $109,771,176)	118,075,159
	Liabilities in Excess of Other Assets – (2.3)%	(2,626,384)

	Total Net Assets – 100.0%	$115,448,775

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,578,891 which represents 1.4% of Net Assets.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.2%
	Consumer Discretionary – 11.5%
6,920	Boot Barn Holdings, Inc.*	$121,930
4,060	Caleres, Inc.	113,721
1,700	Deckers Outdoor Corp.*	160,786
1,270	Hooker Furniture Corp.	47,435
6,170	John Wiley & Sons, Inc. - Class A	396,423
910	Johnson Outdoors, Inc. - Class A	56,092
8,570	La-Z-Boy, Inc.	263,099
12,290	Modine Manufacturing Co.*	282,670
4,543	Movado Group, Inc.	140,833
9,090	National CineMedia, Inc.	68,448
2,500	Pinnacle Entertainment, Inc.*	75,425
13,720	Skechers U.S.A., Inc. - Class A*	561,422
11,180	Tenneco, Inc.	587,509
8,030	William Lyon Homes - Class A*	202,998
		3,078,791
	Consumer Staples – 1.3%
1,655	Central Garden & Pet Co. - Class A*	59,977
1,390	J&J Snack Foods Corp.	186,719
2,650	Weis Markets, Inc.	98,765
		345,461
	Energy – 6.5%
17,620	Delek U.S. Holdings, Inc.	601,194
6,740	Exterran Corp.*	174,364
17,750	Newpark Resources, Inc.*	146,438
10,560	Pacific Ethanol, Inc.*	43,296
9,260	Par Pacific Holdings, Inc.*	157,605
21,010	PBF Energy, Inc. - Class A	615,803
		1,738,700
	Financials – 13.5%
8,630	American Equity Investment Life Holding Co.	264,164
11,580	Bancorp, Inc.*	122,401
10,220	Enova International, Inc.*	224,840
18,850	First Commonwealth Financial Corp.	263,334
6,260	First Merchants Corp.	258,726
2,650	Flagstar Bancorp, Inc.*	93,439
44,090	FNB Corp.	618,142
4,660	Guaranty Bancorp	127,917
2,610	Heritage Commerce Corp.	41,186
11,120	Hope Bancorp, Inc.	200,827
6,030	Houlihan Lokey, Inc.	279,913
6,250	Meridian Bancorp, Inc.	125,313

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
2,190	Peapack Gladstone Financial Corp.	$72,226
5,510	Provident Financial Services, Inc.	137,089
1,470	Sandy Spring Bancorp, Inc.	56,977
7,620	United Community Banks, Inc.	235,534
17,430	Universal Insurance Holdings, Inc.	510,699
		3,632,727
	Health Care – 9.2%
9,140	CytomX Therapeutics, Inc.*	271,549
3,680	Enanta Pharmaceuticals, Inc.*	289,322
9,310	Genomic Health, Inc.*	297,920
5,160	Halozyme Therapeutics, Inc.*	101,446
13,552	Innoviva, Inc.*	210,191
7,450	LeMaitre Vascular, Inc.	258,962
6,810	LHC Group, Inc.*	438,428
1,240	Phibro Animal Health Corp. - Class A	47,678
22,534	Quality Systems, Inc.*	282,802
6,600	Supernus Pharmaceuticals, Inc.*	256,740
		2,455,038
	Industrials – 40.1%
7,138	ACCO Brands Corp.	90,296
1,898	Alamo Group, Inc.	210,963
10,720	Applied Industrial Technologies, Inc.	754,688
6,150	Brady Corp. - Class A	230,010
650	Cimpress N.V.*1	105,788
5,160	Comfort Systems USA, Inc.	211,818
3,310	Encore Wire Corp.	173,444
16,887	Federal Signal Corp.	361,213
2,694	Forward Air Corp.	145,476
11,820	H&E Equipment Services, Inc.	445,496
13,600	Harsco Corp.*	275,400
11,760	Hub Group, Inc. - Class A*	513,324
5,300	Insperity, Inc.	346,090
24,840	Interface, Inc.	601,128
1,740	Kadant, Inc.	165,996
7,783	Kelly Services, Inc. - Class A	229,521
7,690	Kforce, Inc.	213,013
18,170	Knoll, Inc.	386,476
11,000	Korn/Ferry International	461,010
3,810	Landstar System, Inc.	414,528
14,480	MasTec, Inc.*	737,756
3,770	McGrath RentCorp	190,837

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
3,200	MYR Group, Inc.*	$103,520
5,800	Patrick Industries, Inc.*	356,410
8,440	Primoris Services Corp.	210,156
5,120	Resources Connection, Inc.	79,616
4,710	Saia, Inc.*	342,181
8,290	Spartan Motors, Inc.	122,277
14,880	TriNet Group, Inc.*	701,890
2,080	TrueBlue, Inc.*	56,576
19,980	Universal Forest Products, Inc.	658,141
1,816	Viad Corp.	94,523
11,670	WESCO International, Inc.*	726,457
1,270	Willdan Group, Inc.*	26,632
		10,742,650
	Information Technology – 11.5%
33,860	A10 Networks, Inc.*	212,641
15,900	Amkor Technology, Inc.*	159,795
8,270	Axcelis Technologies, Inc.*	202,201
8,410	Diodes, Inc.*	253,141
9,800	Five9, Inc.*	297,528
5,328	Kemet Corp.*	95,797
5,470	LivePerson, Inc.*	79,042
3,000	ManTech International Corp. - Class A	169,110
6,300	MKS Instruments, Inc.	701,505
3,680	Nanometrics, Inc.*	97,115
10,910	Ribbon Communications, Inc.*	70,697
2,800	SPS Commerce, Inc.*	168,056
14,791	Verint Systems, Inc.*	575,370
		3,081,998
	Materials – 5.6%
9,140	Ferro Corp.*	195,504
10,240	Greif, Inc. - Class A	589,517
2,920	Innospec, Inc.	189,654
4,130	Koppers Holdings, Inc.*	166,852
5,490	Materion Corp.	276,696
6,580	Mercer International, Inc.	86,856
		1,505,079
	Total Common Stocks (Cost $25,013,911)	26,580,444

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Rights – 0.0%
7,920	First Eagle Holdings, Inc. *3	$7,920

	Total Rights (Cost $—)	7,920

Principal Amount

	Short-Term Investments – 0.8%
$204,212	UMB Money Market II Special, 1.23%[2]	204,212

	Total Short-Term Investments (Cost $204,212)	204,212

	Total Investments – 100.0% (Cost $25,218,123)	26,792,576
	Liabilities in Excess of Other Assets – 0.0%	(11,931)

	Total Net Assets – 100.0%	$26,780,645

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $7,920.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.0%
	Consumer Discretionary – 16.1%
489	Amazon.com, Inc.*	$739,588
6,725	Comcast Corp. - Class A	243,512
4,502	LKQ Corp.*	177,739
560	Netflix, Inc.*	163,173
4,260	Ross Stores, Inc.	332,663
1,307	Ulta Beauty, Inc.*	265,778
3,036	VF Corp.	226,395
2,108	Yum! Brands, Inc.	171,549
		2,320,397
	Consumer Staples – 5.5%
4,710	Coca-Cola Co.	203,566
1,663	Costco Wholesale Corp.	317,467
1,235	PepsiCo, Inc.	135,517
2,569	Unilever PLC - ADR[1]	132,560
		789,110
	Energy – 0.8%
1,125	EOG Resources, Inc.	114,098

	Financials – 2.0%
3,854	Intercontinental Exchange, Inc.	281,650

	Health Care – 19.7%
2,064	AbbVie, Inc.	239,073
681	ABIOMED, Inc.*	182,631
1,383	Acadia Healthcare Co., Inc.*	52,692
1,345	Alexion Pharmaceuticals, Inc.*	157,970
2,273	Danaher Corp.	222,254
2,586	Eli Lilly & Co.	199,174
5,051	Globus Medical, Inc. - Class A*	240,630
922	Incyte Corp.*	78,517
807	Ligand Pharmaceuticals, Inc. - Class B*	122,575
1,438	Nevro Corp.*	116,650
1,592	Pacira Pharmaceuticals, Inc.*	49,830
2,174	Sage Therapeutics, Inc.*	350,797
1,960	Stryker Corp.	317,834
2,218	UnitedHealth Group, Inc.	501,623
		2,832,250
	Industrials – 12.6%
3,700	AMETEK, Inc.	280,238
2,937	Fortive Corp.	225,562
1,965	Illinois Tool Works, Inc.	317,230
692	TransDigm Group, Inc.	199,510

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
1,515	Verisk Analytics, Inc. - Class A*	$154,818
6,231	Waste Connections, Inc.[1]	441,030
1,943	XPO Logistics, Inc.*	191,249
		1,809,637
	Information Technology – 38.5%
428	Alphabet, Inc. - Class A*	472,478
445	Alphabet, Inc. - Class C*	491,605
1,888	ANSYS, Inc.*	301,967
5,698	Apple, Inc.	1,014,928
511	Broadcom Ltd.[1]	125,941
2,734	Cognizant Technology Solutions Corp. - Class A	224,243
3,129	EPAM Systems, Inc.*	353,952
2,421	Facebook, Inc. - Class A*	431,713
1,367	Fidelity National Information Services, Inc.	132,845
2,580	Fortinet, Inc.*	130,213
933	KLA-Tencor Corp.	105,718
4,172	MaxLinear, Inc. - Class A*	94,829
8,806	Microsoft Corp.	825,739
1,867	PayPal Holdings, Inc.*	148,258
1,757	salesforce.com, Inc.*	204,251
3,837	Visa, Inc. - Class A	471,721
		5,530,401
	Materials – 1.8%
1,998	Ecolab, Inc.	260,639

	Total Common Stocks (Cost $12,069,015)	13,938,182

Principal Amount

	Short-Term Investments – 3.4%
$491,311	UMB Money Market II Special, 1.23%[2]	491,311

	Total Short-Term Investments (Cost $491,311)	491,311

	Total Investments – 100.4% (Cost $12,560,326)	14,429,493
	Liabilities in Excess of Other Assets – (0.4)%	(53,625)

	Total Net Assets – 100.0%	$14,375,868

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Multi Strategy Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Mutual Funds – 100.3%
1,109,888	Oak Ridge Disciplined Growth Fund - Class I1	$14,073,376
611,184	Oak Ridge Dividend Growth Fund - Class I1	9,571,143
1,837,185	Oak Ridge Dynamic Small Cap Fund - Class I1	25,426,641
958,405	Oak Ridge Global Resources & Infrastructure Fund - Class I1	12,008,818
347,571	Oak Ridge International Small Cap Fund - Class I1	4,594,884
48,848	Wavelength Interest Rate Neutral Fund	487,500

	Total Mutual Funds (Cost $59,692,318)	66,162,362

Principal Amount

	Short-Term Investments – 0.1%
$86,101	UMB Money Market II Special, 1.23%[2]	86,101

	Total Short-Term Investments (Cost $86,101)	86,101

	Total Investments – 100.4% (Cost $59,778,419)	66,248,463
	Liabilities in Excess of Other Assets – (0.4)%	(265,935)

	Total Net Assets – 100.0%	$65,982,528

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.0%
	Consumer Discretionary – 7.7%
1,857	Home Depot, Inc.	$338,475
3,036	VF Corp.	226,395
2,074	Walt Disney Co.	213,954
		778,824
	Consumer Staples – 10.2%
6,092	Coca-Cola Co.	263,296
3,594	Kraft Heinz Co.	240,978
2,334	PepsiCo, Inc.	256,110
5,333	Unilever PLC - ADR[1]	275,183
		1,035,567
	Energy – 5.2%
2,014	Chevron Corp.	225,407
2,614	Exxon Mobil Corp.	197,984
6,638	Kinder Morgan, Inc.	107,536
		530,927
	Financials – 17.6%
869	BlackRock, Inc.	477,455
7,949	Blackstone Group LP	270,266
2,869	CME Group, Inc.	476,713
4,852	JPMorgan Chase & Co.	560,406
		1,784,840
	Health Care – 15.6%
2,949	AbbVie, Inc.	341,583
3,258	Eli Lilly & Co.	250,931
3,487	Novartis A.G. - ADR[1]	290,641
2,253	Stryker Corp.	365,347
1,500	UnitedHealth Group, Inc.	339,240
		1,587,742
	Industrials – 9.8%
1,718	Boeing Co.	622,277
2,324	Illinois Tool Works, Inc.	375,186
		997,463
	Information Technology – 27.5%
3,249	Analog Devices, Inc.	292,897
1,962	Apple, Inc.	349,471
2,689	Automatic Data Processing, Inc.	310,096
7,970	Cisco Systems, Inc.	356,897
2,972	Fidelity National Information Services, Inc.	288,819
7,774	Intel Corp.	383,180
4,765	Microsoft Corp.	446,814

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology (Continued)
5,607	QUALCOMM, Inc.	$364,455
		2,792,629
	Telecommunication Services – 2.4%
4,979	Verizon Communications, Inc.	237,697

	Total Common Stocks (Cost $8,547,884)	9,745,689

Principal Amount

	Short-Term Investments – 4.0%
$410,151	UMB Money Market II Special, 1.23%[2]	410,151

	Total Short-Term Investments (Cost $410,151)	410,151

	Total Investments – 100.0% (Cost $8,958,035)	10,155,840
	Liabilities in Excess of Other Assets – 0.0%	(5,688)

	Total Net Assets – 100.0%	$10,150,152

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) (formerly, Large Cap Growth Fund) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of February 28, 2018.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are values at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The Disciplined Growth Fund incurred offering costs of approximately $19,426, which were amortized over a one-year period from July 29, 2016 (commencement of operations).

Note 3 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$305,674,875	$109,802,359	$25,218,402

Gross unrealized appreciation	$143,622,525	$10,345,054	$2,337,409
Gross unrealized depreciation	(19,856,763)	(2,072,254)	(763,235)
Net unrealized appreciation on investments	$123,765,762	$8,272,800	$1,574,174

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$12,561,767	$59,845,317	$8,958,035

Gross unrealized appreciation	$2,149,531	$6,415,018	$1,376,074
Gross unrealized depreciation	(281,805)	(11,872)	(178,269)
Net unrealized appreciation on investments	$1,867,726	$6,403,146	$1,197,805

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$418,749,150	$-	$-	$418,749,150
Mutual Funds	6,523,196	-	-	6,523,196
Short-Term Investments	4,168,291	-	-	4,168,291
Total	$429,440,637	$-	$-	$429,440,637

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$110,582,597	$-	$-	$110,582,597
Exchange-Traded Funds	2,610,400	-	-	2,610,400
Short-Term Investments	4,882,162	-	-	4,882,162
Total	$118,075,159	$-	$-	$118,075,159

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$26,580,444	$-	$-	$26,580,444
Rights	-	-	7,920	7,920
Short-Term Investments	204,212	-	-	204,212
Total	$26,784,656	$-	$7,920	$26,792,576

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,938,182	$-	$-	$13,938,182
Short-Term Investments	491,311	-	-	491,311
Total	$14,429,493	$-	$-	$14,429,493

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds[1]	$66,162,362	$-	$-	$66,162,362
Short-Term Investments	86,101	-	-	86,101
Total	$66,248,463	$-	$-	$66,248,463

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$9,745,689	$-	$-	$9,745,689
Short-Term Investments	410,151	-	-	410,151
Total	$10,155,840	$-	$-	$10,155,840

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Oak Ridge Dynamic Small Cap
Beginning balance May 31, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	7,920
Net purchases	-
Net sales	-
Balance as of February 28, 2018	$7,920

Impact to
Valuation
	Fair Value				from an
	February 28,	Valuation	Unobservable	Input	increase in
	2018	Methodologies	Input(1)	Range/Value	Input(2)
Oak Ridge Dynamic Small Cap - Rights	$7,290	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$32,278,634	$1,227,860	$(28,705,000)	$7,248,362	$(5,526,660)	$6,523,196	$151,314	$1,076,546

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	2,539,625	96,303	(2,142,494)	493,434

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge Disciplined Growth Fund	$-	$18,090,118	$(5,785,000)	$125,624	$1,642,634	$14,073,376	$120	$-
Oak Ridge Dividend Growth Fund	-	8,556,903	-	-	1,014,240	9,571,143	53,224	3,644
Oak Ridge Dynamic Small Cap Fund	-	24,202,934	(1,400,000)	125,136	2,498,571	25,426,641	-	87,620
Oak Ridge Global Resources & Infrastructure Fund	-	12,828,133	(2,060,000)	10,938	1,229,747	12,008,818	165,216	-
Oak Ridge International Small Cap Fund	-	5,537,879	(1,025,000)	(7,213)	89,218	4,594,884	919,662	6,641,611
Total				$254,485	$6,474,410	$65,674,862

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge Disciplined Growth Fund	-	1,615,188	(505,300)	1,109,888
Oak Ridge Dividend Growth Fund	-	611,184	-	611,184
Oak Ridge Dynamic Small Cap Fund	-	1,938,724	(101,539)	1,837,185
Oak Ridge Global Resources & Infrastructure Fund	-	1,140,706	(182,301)	958,405
Oak Ridge International Small Cap Fund	-	426,001	(78,430)	347,571
Total				4,864,233

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	4/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/30/18

*	Print the name and title of each signing officer under his or her signature.